Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories	Inventories consists of the following:
	Dec 31, 2024	Dec 31, 2023

Spare parts inventories	2,030,244	2,325,376
Advance payments for orders	--	286,635
Total	2,030,244	2,612,011